LEASES - Operating leases recognized in balance sheet (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LEASES
Operating lease right-of-use assets	¥ 12,061,697	$ 1,748,782	¥ 6,363,724
Current portion of operating lease liabilities	5,792,931	839,896	4,306,738
Non-current portion of operating lease liabilities	¥ 7,405,805	$ 1,073,741	¥ 2,567,342